Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Schedule of Variable Interest Entities
	December 31,
	2014	2015

Cash and cash equivalents	$239,903	$273,761
Restricted cash	2,053	8,659
Accounts receivable and other current assets	242,388	229,522

Total current assets	484,344	511,942

Property and equipment, net	138,345	111,432
Acquired intangible assets, net	32,292	35,914
Other noncurrent assets	301,070	471,052

Total noncurrent assets	471,707	618,398

Total assets	956,051	1,130,340

Deferred revenue-current	44,869	47,186
Accounts payable and other current liabilities	322,968	228,660

Total current liabilities	367,837	275,846
Total noncurrent liabilities	9,611	19,654

Total liabilities	$377,448	$295,500

	Year ended December 31,
	2013	2014	2015

Revenues	$527,646	$1,069,308	$693,104
Net income	$263,514	$451,191	$107,395

	Year ended December 31,
	2013	2014	2015

Net cash provided by operating activities	$129,175	$439,351	$163,568
Net cash used in investing activities	(72,678)	(305,996)	(151,943)
Net cash provided by (used in) financing activities	1,970	(10,028)	22,234

	$58,467	$123,327	$33,859